Current and long-term debt - Senior notes due 2025 (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	May 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 619,204	$ 861,967
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns		200,000
Borrowings		628,428	877,993
Unsecured Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued					$ 28,100
Borrowings interest rate					7.00%
Repayments	$ 70,600
Unsecured Senior Notes Due 2025 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns		0
Borrowings		$ 0	$ 70,545
Unsecured Senior Notes Due 2025 | B. Riley Securities Inc. | Sales of additional notes
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued				$ 42,100